Document and Entity Information	Jul. 07, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 07, 2021
Entity Registrant Name	KINGSTONE COMPANIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-01665
Entity Tax Identification Number	36-2476480
Entity Address, Address Line One	15 Joys Lane
Entity Address, City or Town	Kingston
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12401
City Area Code	845
Local Phone Number	802-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000033992
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	KINS
Security Exchange Name	NASDAQ